ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
ACQUIRED INTANGIBLE ASSETS, NET
9.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consist of the following:

	December 31, 2010					December 31, 2011
	Gross	Accumulated			Net	Gross	Accumulated			Net
	carrying	amortization	Exchange		carrying	carrying	amortization	Exchange		carrying	Amortization
	amount	difference	difference	Impairment	amount	amount	difference	difference	Impairment	amount	period

Intangible assets not subject to amortization
Trademarks with indefinite life	$260,387	-	$8,076	-	$268,463	$268,463	-	$13,719	-	$282,182	N/A

Intangible assets subject to amortization
Agreements with Mobile Operator	$2,962,358	$(2,759,297)	$9,653	-	$212,714	$3,113,746	$(3,070,271)	$6,782	-	$50,257	3 years
Operating platforms	235,848	(152,044)	3,272	-	87,076	247,901	(191,348)	3,816	(3,927)	56,442	5 years
Licenses of service providers	54,296	(49,867)	-	-	4,429	57,071	(57,201)	130	-	-	3 years
Contracts with content providers	114,893	(70,396)	2,054	-	46,551	120,999	(122,678)	1,679	-	-	1 year
Non-compete agreement	369,627	(369,627)	-	-	-	388,516	(388,516)	-	-	-	2 years
Self-developed contents	360,657	(407,146)	46,516	-	27	379,089	(379,089)	-	-	-	2 years
Product technologies	10,500,573	(4,002,200)	201,643	(5,730,579)	969,437	4,966,102	(4,497,238)	39,769	-	508,633	3 years
Contracts with service providers	5,436	(5,436)	-	-	-	5,713	(5,713)	-	-	-	1 year
Subscriber list	15,898	(15,900)	2	-	-	16,710	(16,710)	-	-	-	1 year
Trademarks	35,081	(35,081)	-	-	-	36,874	(36,874)	-	-	-	1 year
Core technologies	4,432,801	(1,911,694)	91,232	-	2,612,339	4,667,587	(3,459,527)	104,770	-	1,312,830	3 years
Employment contract	362,379	(119,867)	9,140	-	251,652	380,898	(253,799)	10,448	-	137,547	3 years
Total	$19,710,234	$(9,898,555)	$371,588	$(5,730,579)	$4,452,688	$14,649,669	$(12,478,964)	$181,113	$(3,927)	$2,347,891

The weighted average amortization period of the intangible assets subject to amortization was 3 and 3 years as of December 31, 2010 and 2011, respectively.

For purposes of recognition and measurement of an impairment loss, each intangible asset is considered the lowest level asset group that generates identifiable independent cash flows. Because the carrying amount of the product technology relating to certain games and mobile platform exceeded the sum of undiscounted future cash flows expected to generate from the use and eventual disposition of such technology, the Company recognized an impairment loss of $5,730,579 in 2010, based on the fair value of the product technology. The impaired product technology was included in the internet games segment. The fair value of the product technology was measured using the excess earnings approach and the key assumptions included estimated life of the game, discount rate and income tax rate.

The Company recorded amortization expenses of $1,131,387, $5,520,188, and $2,277,566 for the years ended December 31, 2009, 2010, and 2011, respectively. The amortization expenses for the years ending December 31, 2012, 2013, 2014 and 2015 and thereafter are expected to be $1,968,170, $97,539, $0 and $0.